Unaudited Condensed Consolidated Interim Statements of Financial Position - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	R$ 2,019,391	R$ 838,484
Financial investments	4,172,591	2,426,752
Trade receivables	3,590,432	3,584,287
Accounts receivable from related parties	266,662	261,280
Inventories	122,166	86,008
Restricted cash	45,694	54,944
Recoverable taxes	328,173	494,647
Other assets	74,586	37,048
Total current assets	10,619,695	7,783,450
Noncurrent
Trade receivables	345,801	272,436
Accounts receivable from related parties	932,308	935,272
Escrow deposits	124,740	130,979
Deferred income tax and social contribution	115,285	98,076
Water and Basic Sanitation National Agency – ANA	1,879	2,673
Other assets	162,684	159,017
Investments	170,529	161,863
Investment properties	46,666	46,678
Contract assets	7,582,725	7,393,096
Intangible assets	44,459,122	44,012,858
Property, plant and equipment	484,312	474,559
Total noncurrent assets	54,426,051	53,687,507
Total assets	65,045,746	61,470,957
Current
Trade payables and contractors	490,494	456,215
Borrowings and financing	2,716,361	2,616,406
Labor and social obligations	742,587	807,440
Taxes and contributions	619,028	511,972
Interest on capital	837,391	837,391
Provisions	1,085,976	1,064,367
Services payable	838,703	750,732
Public-Private Partnership - PPP	435,671	487,926
Program Contract Commitments	20,896	21,969
Other liabilities	870,394	853,424
Total current liabilities	8,657,501	8,407,842
Noncurrent
Borrowings and financing	19,307,946	16,919,944
Deferred Cofins and PASEP	169,265	164,097
Provisions	777,225	762,065
Pension plan obligations	2,131,230	2,142,871
Public-Private Partnership - PPP	2,787,032	2,798,688
Program Contract Commitments	12,139	12,047
Other liabilities	522,737	406,027
Total non-current liabilities	25,707,574	23,205,739
Total liabilities	34,365,075	31,613,581
Equity
Capital stock	15,000,000	15,000,000
Earnings reserves	14,711,014	14,711,014
Retained earnings	823,295
Other comprehensive income	146,362	146,362
Total equity	30,680,671	29,857,376
Total equity and liabilities	R$ 65,045,746	R$ 61,470,957